Average Annual Total Returns - Class A Class C and Institutional Class - Inverse Government Long Bond Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(25.06%)	(9.87%)	(10.18%)	(25.17%)	(9.90%)	(10.19%)	(14.83%)	(7.13%)	(6.73%)	17.70%	7.85%	7.80%	(22.69%)	(9.67%)	(10.41%)	(22.83%)	(9.71%)	(10.43%)	(13.43%)	(7.00%)	(6.86%)	17.70%	7.85%	7.80%